INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2012
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets

	2012	2011
Deferred Tax Assets:
Tax benefit of net operating loss carry forward	$5,637,000	$4,324,000
Unpaid accrued salaries	13,000	24,000
Allowance for doubtful accounts	154,000	113,000
Amortization of leasehold improvements	339,000	271,000
	6,143,000	4,732,000

Less: valuation allowance	(6,143,000)	(4,732,000)

Net deferred tax assets	$-	$-

Reconciliation of Effective Tax Rate

	2012	2011
Computed "expected" tax benefit	(34.0)%	(34.0)%
State income taxes, net of federal tax benefit	(3.6)%	(3.6)%
Other permanent differences	13.6%	10.8%
Change in valuation allowance	24.0%	26.8%

Effective tax rate	0.0%	0.0%